UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06499

Name of Fund: BlackRock MuniYield California Fund, Inc. (MYC)1

[1]

On April 11, 2022, BlackRock MuniYield California Fund, Inc. (the “Non-Surviving Fund”) was reorganized into BlackRock MuniHoldings California Quality Fund, Inc. (Investment Company Act file no. 811-08573, CIK no. 0001051004) (the “Surviving Fund”). The voting record of the Non-Surviving Fund can be found in the Surviving Fund’s Form N-PX filing, which was filed on August 25, 2022.

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock MuniYield California Fund, Inc., 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31

Date of reporting period: 07/01/2021 – 06/30/2022

Item 1 – Proxy Voting Record – There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2022 with respect to which the registrant was entitled to vote.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-06499
Reporting Period: 07/01/2021 - 06/30/2022
BlackRock MuniYield California Fund, Inc.

================== BlackRock MuniYield California Fund, Inc. ===================

On April 11, 2022, BlackRock MuniYield California Fund, Inc. (Investment
Company Act file no. 811-06499, CIK no. 0000882152) (the "Non-Surviving Fund")
was reorganized into BlackRock MuniHoldings California Quality Fund, Inc.
(Investment Company Act file no. 811-08573, CIK no. 0001051004). The voting record of the Non-Surviving Fund prior to April 11, 2022 is shown below.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield California Fund, Inc.

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock MuniYield California Fund, Inc.

Date:	August 25, 2022